-11-

                                                         united states
                                              securities and exchange commission
                                                    washington, d.c. 20549

                                                   form n-csr

                           certified shareholder report of registered management
                                              investment companies

Investment Company Act file number  811-09541

                                                       Ameriprime Advisors Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 North Pennsylvania Street, Indianapolis,Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code:317-917-7000

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.



Iron Market Opportunity Fund
Schedule of Investments
March 31, 2003 (Unaudited)

                                                                                    Principal
                                                                                      Amount                      Value
                                                                                                              --------------
Corporate Bonds - 0.69%

Boeing Capital Corp., 5.65%, 5/15/2006                                                  100,000                    $105,193
General Motors Acceptance Corp., 6.75%, 1/15/2006                                       200,000                     208,337
General Motors Acceptance Corp., 7.50%, 7/15/2005                                       100,000                     106,156
                                                                                                              --------------

TOTAL CORPORATE BONDS (Cost $411,871)                                                                               419,686
                                                                                                              --------------

Mortgage Backed - 9.22%
Credit Suisse First Boston, Series #2003-8, 6.000%, 4/25/2033                           250,000                     249,375
FNMA, Series #2003-17, 5.500%, 1/25/2032                                                497,415                     498,128
FHLB, Series #10/10-03, 3.000%, 10/25/2010                                              500,000                     499,125
FHLMC, Series #2527, 6.000%, 10/15/2032                                                  34,000                      34,608
FHLMC, Series #2527, 16.217%, 11/15/2032      (a)                                       514,154                     532,368
FHLMC, Series #2481, 16.141%, 8/15/2032       (a)                                       953,405                     981,750
FHLMC, Series #2585, 5.500%, 9/15/2032                                                1,081,000                   1,095,175
FHLMC, Series #2549, 5.500%, 7/15/2031                                                   54,115                      54,370
FHLMC, Series #2531, 5.500%, 7/15/2031                                                   73,036                      73,788
GNMA, Series #2002-79, 6.000%, 8/20/2031                                                781,136                     768,384
GNMA, Series #2003-19, 4.500%, 11/16/2032                                               800,000                     818,700
                                                                                                              --------------

TOTAL MORTGAGE BACKED (Cost $5,563,613)                                                                           5,605,771
                                                                                                              --------------


                                                                                      Shares                      Value
                                                                                                              --------------
Common Stocks - 0.35%
TCW/DW Term Trust 2003                                                                   20,000                     214,600

TOTAL COMMON STOCKS (Cost $217,400) -                                                                               214,600
                                                                                                              --------------

Mutual Funds - 88.28%
Columbia High Yield Fund                                                                  1,822                      15,520
Federated High Yield Trust Fund                                                           2,520                      13,886
Gartmore Morley Capital Accumulation Fund - Institutional                             1,134,776                  11,347,760
Legg Mason High Yield Portfolio Fund                                                      1,463                      12,189
Neuberger Berman High Income Bond Fund - Class I                                          1,519                      13,595
Nicholas Applegate High Yield Bond Fund - Class I                                         1,052                      10,149
One Group High Yield Bond Fund - Class I                                                    423                       3,119
PIMCO High Yield Fund - Institutional                                                       607                       5,407
Scudder Preservation Plus Income Fund                                                 4,222,812                  42,228,123
TIAA_CREF High Yield Bond Fund                                                              857                       7,268
Value Line Aggressive Income Trust                                                           33                         147
                                                                                                              --------------

TOTAL MUTUAL FUNDS (Cost $53,696,514)                                                                            53,657,163
                                                                                                              --------------

Money Market - 0.60%
Huntington Money Market Investors Shares - Class A, 0.25% (cost $360,271) (b)           360,271                     360,271
Vanguard Prime Money Market Fund, 1.31% (cost $1,883) (b)                                 1,883                       1,883
                                                                                                              --------------

TOTAL MONEY MARKET (Cost $362,154)                                                                                  362,154
                                                                                                              --------------


TOTAL INVESTMENTS (Cost $60,251,553) - 99.14%                                                                 $60,259,374
                                                                                                              --------------

Other assets in excess of liabilities - 0.86%                                                                       522,235
                                                                                                              --------------


TOTAL NET ASSETS - 100.00%                                                                                    $60,781,609
                                                                                                              ==============

(a) Variable rate security; the coupon rate shown represents that rate at March 31, 2003.

Iron Market Opportunity Fund
Statement of Assets and Liabilities
March 31, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $60,251,553)                                    60,259,374
Interest receivable                                                                           35,461
Dividends receivable                                                                         161,631
Receivable for fund shares sold                                                              843,000
Receivable from administration                                                                 8,425
                                                                                   ------------------
     Total assets                                                                         61,307,891
                                                                                   ------------------

Liabilities
Accrued advisory fees                                                                         19,401
Payable for fund shares redeemed                                                               1,000
Other payables and accrued expenses                                                            7,131
Payable for investments purchased                                                            498,750
                                                                                   ------------------
     Total liabilities                                                                       526,282
                                                                                   ------------------

Net Assets                                                                                60,781,609
                                                                                   ==================

Net Assets consist of:

Paid in capital                                                                           61,145,508

Accumulated net investment income gain (loss)                                                121,854

Accumulated net realized gain (loss) on investments                                         (493,573)

Net unrealized appreciation (depreciation) on investments                                      7,820
                                                                                   ------------------

Net Assets, for 6,101,273                                                                 60,781,609
                                                                                   ==================

Net Asset Value

Net Asset Value,

Offering price and redemption price per share ($60,781,609 / 6,101,273)                       $9.96
                                                                                   ==================

Iron Market Opportunity Fund
Statement of Operations
Six months ended March 31, 2003 (Unaudited)

Investment Income

Dividend income                                                                          $641,111
Interest income                                                                           102,180
                                                                                    --------------
  Total Income                                                                            743,291
                                                                                    --------------

Expenses
Investment advisor fee                                                                    167,891
Administration expenses                                                                    15,481
Auditing expenses                                                                           6,205
Custodian expenses                                                                          9,231
Fund accounting expenses                                                                   12,691
Insurance expenses                                                                          4,888
Legal expenses                                                                              3,691
Trustee expenses                                                                            1,650
Pricing expenses                                                                              914
Registration expenses                                                                       1,036
Printing expenses                                                                           1,380
Transfer agent expenses                                                                     8,807
Miscellaneous expenses                                                                      1,938
                                                                                    --------------
  Total Expenses                                                                          235,803
                                                                                    --------------
Waived expenses                                                                          (46,917)
                                                                                    --------------
Total operating expenses                                                                  188,886
                                                                                    --------------
Net Investment Income (Loss)                                                              554,405
                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                         278,901
Capital gain distributions from other investment companies                                 44,674
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                 6,342
                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                          329,917
                                                                                    --------------
Net increase (decrease) in net assets resulting from operations
                                                                                         $884,322
                                                                                    ==============

Iron Market Opportunity Fund
Statement of Changes In Net Assets

                                                                Six months ended
                                                                  Mar. 31, 2003           Period ended
Increase (Decrease) in Net Assets                                  (Unaudited)            Sep. 30, 2002   (a)
                                                              ----------------------   --------------------
Operations

  Net investment income (loss)                                     $554,405                  $853,678
  Net realized gain (loss) on investment securities                 278,901                  (803,016)
  Net realized gain (loss) on short sales                             -                        30,542
  Change in net unrealized appreciation (depreciation)              6,342                       1,480
                                                              ----------------------   --------------------
  Net increase (decrease) in net assets resulting from             839,648                     82,684
operations
                                                              ----------------------   --------------------
Distributions
  From net investment income                                        (491,328)              (839,575)
  From net realized gain                                                -                      -
                                                              ----------------------   --------------------
  Total distributions                                               (491,328)              (839,575)
                                                              ----------------------   --------------------
Capital Share Transactions
  Proceeds from shares sold                                         59,134,131             30,725,618
  Reinvestment of distributions                                        477,427                832,008
  Amount paid for shares repurchased                               (25,580,840)            (4,442,838)
                                                              ----------------------   --------------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                        34,030,718               27,114,788
                                                              ----------------------   --------------------
Total Increase (Decrease) in Net Assets                             34,379,038               26,357,897
                                                              ----------------------   --------------------

Net Assets
  Beginning of period                                               26,357,897                   -
                                                              ----------------------   --------------------
  End of period [including accumulated net
    investment income (loss) of  $121,854 and $0,
respectively]                                                      $60,736,935               $26,357,897
                                                              ======================   ====================

Capital Share Transactions
  Shares sold                                                        5,929,658                 3,064,221
  Shares issued in reinvestment of distributions                        48,014                    84,132
  Shares repurchased                                                (2,578,964)                 (445,788)
                                                              ----------------------   --------------------

  Net increase (decrease) from capital transactions                  3,398,708                  2,702,565
                                                              ======================   ====================

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.

Iron Market Opportunity Fund
Financial Highlights

                                                        Six months ended
                                                         Mar. 31, 2003           Period ended
                                                          (Unaudited)           Sept. 30, 2002    (c)
                                                      --------------------   ----------------------

Selected Per Share Data


Net asset value, beginning of period                        $9.75                   $10.00
                                                      --------------------   ----------------------
Income from investment operations

  Net investment income (loss)                               0.18                     0.38

  Net realized and unrealized gain (loss)                    0.15                   (0.29)
                                                      --------------------   ----------------------
Total from investment operations
                                                             0.33                    0.09
                                                      --------------------   ----------------------
Less Distributions to shareholders:

  From net investment income                                (0.12)                  (0.34)

  From net realized gain                                     0.00                    0.00
                                                      --------------------   ----------------------

Total distributions                                         (0.12)                  (0.34)
                                                      --------------------   ----------------------



Net asset value, end of period                              $9.96                   $9.75
                                                      ====================   ======================

Total Return                                                 3.42%(b)                0.90%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                              $60,782                $26,358

Ratio of expenses to average net assets                      1.12%(a)               1.45%(a)
Ratio of expenses to average net assets

   before waiver & reimbursement                             1.40%(a)               1.45%(a)
Ratio of net investment income to

   average net assets                                        3.57%(a)               3.94%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement
                                                             3.29%(a)               3.94%(a)

Portfolio turnover rate                                     67.49%(a)             626.51%(a)

(a)  Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period October 11, 2001 (Commencement of Operations) to September 30, 2002.

                                             Iron Market Opportunity Fund
                                             Notes to Financial Statements
                                              March 31, 2003 (Unaudited)


NOTE 1.  ORGANIZATION

     The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to provide long term total return. The Fund invests primarily in shares of other mutual funds that invest primarily in fixed income securities. The investment adviser to the Fund is Iron Financial Management, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Investments in mutual funds are valued at their net asset values as reported by the underlying funds.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                  Iron Market Opportunity Fund
                                                  Notes to Financial Statements
                                                   March 31, 2003 (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund's investment adviser is Iron Financial Management, Inc., Two Northfield Plaza, Suite 250, Northfield, IL 60093. Aaron Izenstark and Howard Nixon may each be deemed to control the Adviser as a result of their respective ownership of shares of the Adviser.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended March 31, 2003, the Adviser received fees of $167,891 from the fund. As of January 22, 2003, the Adviser has voluntarily agreed to waive one-half of its management fees. The Adviser may terminate this fee waiver at any time. As of March 31, 2003, the Adviser has waived $46,917.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended March 31, 2003, the administrator received fees of $15,481 from the Fund for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more). For the six months ended March 31, 2003, Unified received fees of $8,807 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the six months ended March 31, 2003, Unified received fees of $12,691 from the Fund for fund accounting services provided to the Fund.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor during the six months ended March 31, 2003. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and
Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. This plan was never activated and as a result there were no 12b-1 payments made to the Distributor for the six months ended March 31, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

     For the six months ended March 31, 2003, purchases and sales of investment securities, other than short term investments, aggregated $62,965,326 and $21,815,546, respectively. The unrealized appreciation for all securities totaled $76,299 and the unrealized depreciation for all securities totaled $68,479 for a net unrealized appreciation of $7,820. The aggregate cost of securities for federal income tax purposes at March 31, 2003 was $60,251,553.

                                                   Iron Market Opportunity Fund
                                                  Notes to Financial Statements
                                                    March 31, 2003 (Unaudited)


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31,
2003, ABN AMRO Incorporated, for the benefit of its customers, beneficially owned 62.90% of the Fund.


Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

                    (a) Based on an  evaluation of the  registrant's  disclosure controls and procedures as of April 30, 2003 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

                    (b) There were no  significant  changes in the  registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  Exhibits.
(a) Not applicable.
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

               [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without change, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                                     SIGNATURES

               [See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)
*          /s/ Timothy Ashburn
         [Timothy Ashburn, President]

Date        5/22/03

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /s/ Timothy Ashburn
         [Timothy Ashburn, President]

Date      5/22/03

By (Signature and Title)
*          /s/ Thomas Napurano
         [Thomas Napurano, Chief Financial Officer]

Date      5/22/03